Investments in associates and joint ventures (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	$ 1,872
Investments in associates and joint ventures, ending balance	4,547
Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	1,349
Additions and capitalizations	670
Equity results in income statement	335
Dividends declared	(79)
Translation adjustment	(343)
Fair value remeasurement	600
Other	6
Investments in associates and joint ventures, ending balance	2,538
Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Equity results in income statement	(29)
Fair value remeasurement	1,910
Other	4
Investments in associates and joint ventures, ending balance	1,885
All other segments [member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	523
Equity results in income statement	(4)
Dividends declared	(1)
Translation adjustment	(97)
Other	(297)
Investments in associates and joint ventures, ending balance	$ 124
Anglo American Minerio De Ferro Brasil S A [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	15.00%
Investments in associates and joint ventures, beginning balance
Additions and capitalizations	670
Equity results in income statement	3
Dividends declared
Translation adjustment	(11)
Fair value remeasurement
Other	1
Investments in associates and joint ventures, ending balance	$ 663
Baovale Mineracao S A [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	50.00%
Investments in associates and joint ventures, beginning balance	$ 28
Equity results in income statement	2
Dividends declared	(3)
Translation adjustment	(6)
Other	(1)
Investments in associates and joint ventures, ending balance	$ 20
Companhia Coreano Brasileira De Pelotizacao [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	50.00%
Investments in associates and joint ventures, beginning balance	$ 73
Equity results in income statement	27
Dividends declared	(6)
Translation adjustment	(19)
Investments in associates and joint ventures, ending balance	$ 75
Companhia Hispano Brasileira De Pelotizacao [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	50.89%
Investments in associates and joint ventures, beginning balance	$ 49
Equity results in income statement	14
Dividends declared	(10)
Translation adjustment	(11)
Investments in associates and joint ventures, ending balance	$ 42
Companhia Italo Brasileira De Pelotizacao [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	50.90%
Investments in associates and joint ventures, beginning balance	$ 63
Equity results in income statement	16
Dividends declared	(7)
Translation adjustment	(17)
Other	6
Investments in associates and joint ventures, ending balance	$ 61
Companhia Nipo Brasileira De Pelotizacao [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	51.00%
Investments in associates and joint ventures, beginning balance	$ 150
Equity results in income statement	41
Dividends declared	(26)
Translation adjustment	(36)
Investments in associates and joint ventures, ending balance	$ 129
M R S Logisticaa S A [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	49.01%
Investments in associates and joint ventures, beginning balance	$ 640
Equity results in income statement	135
Dividends declared	(27)
Translation adjustment	(157)
Investments in associates and joint ventures, ending balance	$ 591
V L I S A [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	29.60%
Investments in associates and joint ventures, beginning balance	$ 346
Equity results in income statement	81
Translation adjustment	(86)
Investments in associates and joint ventures, ending balance	$ 341
Samarco Mineracao S A [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	50.00%
Vale Oman Distribution Center [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	50.00%
Equity results in income statement	$ 16
Fair value remeasurement	600
Investments in associates and joint ventures, ending balance	$ 616
PT Vale Indonesia Tbk [Member] | | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	33.88%
Equity results in income statement	$ (29)
Fair value remeasurement	1,910
Other	4
Investments in associates and joint ventures, ending balance	1,885
Alianca Geracao De Energia S A [Member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	356
Equity results in income statement	4
Translation adjustment	(62)
Other	$ (298)
Alianca Norte Energia Participacoes S A [Member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	51.00%
Investments in associates and joint ventures, beginning balance	$ 106
Equity results in income statement	(10)
Translation adjustment	(22)
Investments in associates and joint ventures, ending balance	74
Other [Member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	61
Equity results in income statement	2
Dividends declared	(1)
Translation adjustment	(13)
Other	1
Investments in associates and joint ventures, ending balance	50
Equity Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	1,872
Additions and capitalizations	670
Equity results in income statement	302
Dividends declared	(80)
Translation adjustment	(440)
Other	(287)
Investments in associates and joint ventures, ending balance	4,547
Transfer to assets held for sale	2,510
Other Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Equity results in income statement	(571)
Equity Results And Other Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Equity results in income statement	$ (269)